SHAREHOLDERS' EQUITY (DEFICIENCY)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY (DEFICIENCY)
NOTE 10  -  SHAREHOLDERS' EQUITY

A
All the ordinary and preferred shares, options and warrants exercise prices, price per share and loss per share amounts have been adjusted retroactively for all periods presented in these financial statements, to reflect the 1 for 20 reverse stock split effected immediately prior to the consummation of the IPO on February 24, 2015 (See Note 1C).

B
See Note 1D regarding the conversion on a 1:1 basis, of each and every class and series of the Company's authorized and outstanding preferred shares into the Company's Pre-Split Ordinary Shares and the conversion on a 1:1 basis of all outstanding preferred share warrants into warrants to purchase Pre-Split Ordinary Shares, each of which occurred immediately prior to the consummation of the IPO on February 24, 2015.

C	Ordinary shares

1.
The ordinary shares provide their owners with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a.
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 390,276 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the Company's CEO (hereafter- "CEO options"). The Anti-dilution Warrants were subject to automatic exercise, without consideration (unless the holder thereof objected to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date was immaterial. Immediately prior to the consummation of the IPO, the CEO exercised the CEO options and 171,715 Anti-dilution Warrants were automatically exercised, additional 33,884 Anti-dilution Warrants were exercised following the IPO and prior to December 31, 2015, and additional 653 Anti-dilution Warrants were exercised during the year ended December 31, 2016. As of December 31, 2016 and December 31, 2015, 179,539 and 180,192 Anti-dilution Warrants were outstanding, respectively.

b.
On February 24, 2015, the Company consummated an IPO in the U.S. of 2,000,000 units at a public offering price of $6 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $7.50. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $6.90.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 300,000 additional units (together with an accompanying 450,000 Long Term Incentive Warrants). The option to purchase additional 100,000 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase additional 150,000 ordinary shares and 75,000 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10.8 million (net of issuance cost of approximately $2.9 million, including certain warrants with a value of $196 issued in connection with the IPO).

c.	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised options to purchase 307,467 ordinary shares granted to them under the 2006 Unit Option Plan.

d.
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from certain lenders and existing shareholders (the "Lenders").  The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the "Credit Line Warrants"), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1 million (or portion thereof) extended by such Lender.  The Company issued Credit Line Warrants ("CLA Warrants") to purchase in the aggregate 2,658,463 of its ordinary shares.  The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 0.2 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 2,000,000 units at a price of $6 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $7.50. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $6.90. The Company received net proceeds from the Private Placement of approximately $10.9 million (net of issuance cost of approximately $1.2 million, including certain warrants with a value of $125 issued in connection with the Private Placement).

Upon the closing of the Private Placement, the Company issued to certain finders engaged by the Company in connection with the credit line agreement warrants to purchase 70,010 ordinary shares, with an exercise price of $5.06 per share and exercisable until the end of two years from grant date, and warrants to purchase 17,117 ordinary shares, with an exercise price of NIS 0.2 ($0.05) per share and exercisable until the end of two years from grant date. These grants were accounted for as a deduction of equity. In addition, the brokerage services providers received $0.9 million in cash commission. On February 24, 2017, warrants to purchase 70,010 ordinary shares expired.

e.
During the year ended December 31, 2015, certain Private Placement investors exercised CLA Warrants to purchase an aggregate 569,355 ordinary shares at a price per share equal to NIS 0.2 ($0.05) and CLA Warrants to purchase an aggregate 988,152 ordinary shares on a cashless basis, which resulted in the expiration of 24,277 CLA Warrants. During the year ended December 31, 2016, certain Private Placement investors exercised CLA Warrants to purchase an aggregate 110,769 ordinary shares at a price per share equal to NIS 0.2 ($0.05) and CLA Warrants to purchase an aggregate 414,049 ordinary shares on a cashless basis, which resulted in the expiration of 9,091 CLA Warrants. As of December 31, 2016 and December 31, 2015, 1,076,679 and 542,770 CLA Warrants were outstanding, respectively.

f.
Upon the closing of the IPO, the Company issued warrants to purchase 100,000 ordinary shares at an exercise price of $7.50 to the IPO lead underwriter and warrants to purchase 15,000 ordinary shares at an exercise price of $6 to the Company's U.S. legal counsel.

g.
On June 24, 2015, the Company entered into Amendment No. 1 to the Warrant Agreement, dated June 24, 2015, between the Company and American Stock Transfer & Trust Company LLC, as Warrant Agent, to extend the Registration Due Date to the date which is 180 days following the date of closing of the Company's initial public offering (i.e., August 23, 2015) in order to allow the shareholders who were the original purchasers of IPO Units additional time to become the direct registered owners of the ordinary shares underlying the IPO Units. As of December 31, 2016 and December 31, 2015, 4,667,467 and 5,076,626 Long Term Incentive Warrants were outstanding, respectively.

h.
On August 11, 2016, the Company consummated a registered direct offering of 643,614 ordinary shares at a price of $1.90 per share and pre-funded warrants to purchase 2,514,281 ordinary shares at a purchase price of $1.85 per pre-funded warrant. The pre-funded warrants have an exercise price of $0.05 per share, subject to certain adjustments and will expire on August 11, 2023, unless otherwise extended in accordance with the terms of the pre-funded warrants.  The Company received gross proceeds from the registered direct offering of approximately $5.9 million (including proceeds from the exercise of 575,000 pre-funded warrants at the closing of the offering).

As of December 31, 2016, additional pre-funded warrants to purchase an aggregate 1,649,281 ordinary shares had been exercised, for additional proceeds of $82.5. As of December 31, 2016, 290,000 pre-funded warrants were outstanding.

On January 23, 2017, the remaining pre-funded warrants to purchase 290,000 ordinary shares were exercised, for additional proceeds of $14.5.